Property, plant and equipment - Summary of Movements in Government Grants Related to Chargers and Charging Infrastructure (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movements in government grants related to chargers and charging infrastructure [Abstract]
Opening balance at the beginning of the year	€ 10,471	€ 10,174
Received during the year	1,702	3,181
Released to the consolidated statement of profit or loss	(2,545)	(2,884)
Closing balance at the end of the year	€ 9,628	€ 10,471